Vulnerability Due to Certain Concentrations Vulnerability Due to Certain Concentrations - Zeiss (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unusual Risk or Uncertainty [Line Items]
Aggregate cost of system sales purchased from Carl Zeiss SMT GmbH	26.60%	27.60%	26.20%